RIGHT TO USE ASSETS AND LEASE LIABILITY (Details Narrative)						12 Months Ended		15 Months Ended
	Sep. 20, 2024 USD ($) ft²	Jan. 31, 2024 USD ($) ft²	Apr. 16, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	May 09, 2019 USD ($) m²	Dec. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 01, 2021 USD ($) m²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	6 years	5 years		2 years
Area of land | ft²	80	700		5,000
Annual rent, year one		$ 7,284		$ 42,000		$ 53,944		$ 53,944			$ 39,200
Annual rent, year two		7,284		$ 44,800		13,143		13,143			$ 42,000
Right of use asset	$ 39,489	$ 30,084				86,088		86,088	$ 95,808
Lease liabilities						46,948		46,948	41,789
Lessee operating description	If the agreement is renewed, price will increase with Vietnam’s state land price bracket, not to exceed 10%.	For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%
Lease liability	$ 39,489	$ 30,084				87,474		87,474	96,157
Security deposit	3,657					7,174		7,174	$ 3,518
Additional deposit	$ 3,657
Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term					5 years					5 years
Area of land | m²					4,560.57					6,000
Annual rent, year one										$ 8,645
Annual rent, year two					$ 45,150
Right of use asset										241,800
Lease liabilities										$ 241,800
Rent increase percentage					5.00%
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent			$ 42,000			2,508
Lessee operating description				the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019, and ended on September 30, 2021, for its research and development headquarters.
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent						44,800	$ 44,800
Operating Lease Agreements [Member] | October 1, 2023 through December 31, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent								44,800
Operating Lease Agreements [Member] | October 1, 2024 through December 31, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent						47,600
Adoption of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use asset						79,862		79,862
Lease liabilities						79,862		79,862
Adoption of New Guidance [Member] | October 1, 2024 through December 31, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use asset						85,022		85,022
Lease liabilities						$ 85,022		$ 85,022